Summary of Significant Accounting Policies - Additional Information (Detail) - EUR (€) € in Thousands	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of summary of significant accounting policies [abstract]
Lease liabilities	€ 36,302	€ 17,700
Operating lease commitments			€ 19,627
Right-of-use assets	€ 36,000	€ 18,400